Borrowings - Additional Information (Detail) € in Billions	6 Months Ended
Jun. 30, 2022 EUR (€)
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	€ (0.3)